NOTE 5 ACCOUNTS RECEIVABLE (Detail) (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Accounts receivable, expected to be collected		$ 93,000
Proceeds from Sale of Intangible Assets		63,000
Accounts Receivable, Net, Current	0	982	0
Provision for Doubtful Accounts	0	29,018	48,167
Increase (Decrease) in Accounts Receivable	(982)	30,000	29,018
Receivable Agreement [Member]
Notes, Loans and Financing Receivable, Net, Noncurrent		30,000
Provision for Doubtful Accounts	30,000
Increase (Decrease) in Accounts Receivable	$ (982)